TAX LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Periodic payment plan	$ 107	$ 17
Software Promotion Law - Annual and monthly rates	0	366
VAT payable	4,599	2,558
Wage withholding taxes	2,721	1,266
Sales taxes payable	189	1,576
Other	4,188	2,115
TOTAL	$ 11,804	$ 7,898